Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 1,039	€ 943	€ 1,260
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	8,651	12,175	12,456
Fair value of plan assets	6,899	9,651	9,358
Effect of asset ceiling	(18)	(15)	(1)
Net amount shown in the balance sheet at end of period	1,770	2,539	3,099
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	804	614	889
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,324	1,657	1,778
Fair value of plan assets	697	838	906
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	627	819	872
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,730	3,576	3,580
Fair value of plan assets	2,317	2,808	2,661
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	413	768	919
US | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,546	2,099	2,091
Fair value of plan assets	860	1,127	1,077
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	686	972	1,014
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,080	3,414	3,561
Fair value of plan assets	2,175	3,629	3,536
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	(95)	(215)	25
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	235	329	371
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	971	1,429	1,446
Fair value of plan assets	850	1,249	1,178
Effect of asset ceiling	(18)	(15)	(1)
Net amount shown in the balance sheet at end of period	€ 139	€ 195	€ 269